UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     February 05, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $178,589 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106      513    24830 SH       SOLE                        0    24830        0
AKAMAI TECHNOLOGIES INC        COM              00971T101      531    10000 SH       SOLE                        0    10000        0
AMGEN INC                      COM              031162100     4945    72384 SH       SOLE                        0    72384        0
APPLE COMPUTER INC             COM              037833100     7009    82615 SH       SOLE                        0    82615        0
ARTHROCARE CORP                COM              043136100     5638   141228 SH       SOLE                        0   141228        0
BROADCOM CORP                  CL A             111320107     7108   220007 SH       SOLE                        0   220007        0
CELGENE CORP                   COM              151020104     1947    33842 SH       SOLE                        0    33842        0
CHICOS FAS INC                 COM              168615102     5451   263474 SH       SOLE                        0   263474        0
CISCO SYS INC                  COM              17275R102     4496   164525 SH       SOLE                        0   164525        0
COACH INC                      COM              189754104     5087   118410 SH       SOLE                        0   118410        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    11128   144225 SH       SOLE                        0   144225        0
CROCS INC                      COM              227046109     3409    78915 SH       SOLE                        0    78915        0
EBAY INC                       COM              278642103     4540   150980 SH       SOLE                        0   150980        0
GENENTECH INC                  COM NEW          368710406     9009   111040 SH       SOLE                        0   111040        0
GILEAD SCIENCES INC            COM              375558103    11168   172001 SH       SOLE                        0   172001        0
GOOGLE INC                     CL A             38259P508     6117    13285 SH       SOLE                        0    13285        0
HEALTHWAYS INC                 COM              422245100     6714   140735 SH       SOLE                        0   140735        0
KYPHON INC                     COM              501577100     7759   192065 SH       SOLE                        0   192065        0
LIFECELL CORP                  COM              531927101     4597   190445 SH       SOLE                        0   190445        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     3515   183185 SH       SOLE                        0   183185        0
MONSTER WORLDWIDE INC          COM              611742107     5800   124360 SH       SOLE                        0   124360        0
NETWORK APPLIANCE INC          COM              64120L104    11872   302240 SH       SOLE                        0   302240        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     4749   123749 SH       SOLE                        0   123749        0
PANERA BREAD CO                CL A             69840W108     5337    95465 SH       SOLE                        0    95465        0
QUALCOMM INC                   COM              747525103     7645   202293 SH       SOLE                        0   202293        0
STARBUCKS CORP                 COM              855244109     9259   261394 SH       SOLE                        0   261394        0
SYNOPSYS INC                   COM              871607107     3951   147815 SH       SOLE                        0   147815        0
TEXAS ROADHOUSE INC            CL A             882681109      332    25000 SH       SOLE                        0    25000        0
VENTANA MED SYS INC            COM              92276H106     5595   130020 SH       SOLE                        0   130020        0
VERISIGN INC                   COM              92343E102     6073   252508 SH       SOLE                        0   252508        0
VISTAPRINT LIMITED             SHS              G93762204     3765   113715 SH       SOLE                        0   113715        0
YAHOO INC                      COM              984332106     3530   138205 SH       SOLE                        0   138205        0